Exhibit 99.1

Hyundai Auto Receivables Trust 2015-B
Monthly Servicing Report

Collection Period	February 2019
Distribution Date	03/15/19
Transaction Month	47
30/360 Days	30
Actual/360 Days	28

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	March 20, 2015
Closing Date:	April 22, 2015

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,235,672,536.05	62,912	3.22%	59.18
Original Adj. Pool Balance:		$1,199,066,043.18

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$232,000,000.00	18.775%	0.33000%		April 15, 2016
Class A-2-A Notes	Fixed	$186,000,000.00	15.053%	0.69000%		April 16, 2018
Class A-2-B Notes	Floating	$230,000,000.00	18.613%	LIBOR + 0.22%		April 16, 2018
Class A-3 Notes	Fixed	$388,000,000.00	31.400%	1.12000%		November 15, 2019
Class A-4 Notes	Fixed	$75,520,000.00	6.112%	1.48000%		June 15, 2021
Class B Notes	Fixed	$21,580,000.00	1.746%	2.01000%		June 15, 2021
Class C Notes	Fixed	$35,970,000.00	2.911%	2.30000%		July 15, 2022
Total Securities		$1,169,070,000.00	94.610%

Overcollateralization		$29,996,043.18	2.428%
YSOA		$36,606,492.87	2.962%
Total Original Pool Balance		$1,235,672,536.05	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2-A Notes	$-	-	$-	-	$-
Class A-2-B Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$18,703,382.81	0.2476613	$8,369,090.89	0.1108195	$10,334,291.92
Class B Notes	$21,580,000.00	1.0000000	$21,580,000.00	1.0000000	$-
Class C Notes	$35,970,000.00	1.0000000	$35,970,000.00	1.0000000	$-
Total Securities	$76,253,382.81	0.0652257	$65,919,090.89	0.0563859	$10,334,291.92

Weighted Avg. Coupon (WAC)	3.13%		3.15%
Weighted Avg. Remaining Maturity (WARM)	18.03		17.34
Pool Receivables Balance	$119,277,335.44		$108,685,966.19
Remaining Number of Receivables	23,092		22,210

Adjusted Pool Balance	$117,021,628.28		$106,687,336.36

III. COLLECTIONS

Principal:
Principal Collections	$10,443,194.83
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$166,752.26
Total Principal Collections	$10,609,947.09

Interest:
Interest Collections	$307,795.36
Late Fees & Other Charges	$32,085.74
Interest on Repurchase Principal	$-
Total Interest Collections	$339,881.10

Collection Account Interest	$17,234.84
Reserve Account Interest	$5,218.21
Servicer Advances	$-

Total Collections	$10,972,281.24

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Hyundai Auto Receivables Trust 2015-B
Monthly Servicing Report

Collection Period	February 2019
Distribution Date	03/15/19
Transaction Month	47
30/360 Days	30
Actual/360 Days	28

IV. DISTRIBUTIONS

Total Collections					$10,972,281.24
Reserve Account Release					$-
Reserve Account Draw					$-
Total Available for Distribution					$10,972,281.24

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$99,397.78	$-	$99,397.78	99,397.78
Collection Account Interest					$17,234.84
Late Fees & Other Charges					$32,085.74
Total due to Servicer					$148,718.36

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2-A Notes		$-		$-
Class A-2-B Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$23,067.51		$23,067.51

Total Class A interest:		$23,067.51		$23,067.51	23,067.51

3. First Priority Principal Distribution:		$-		$-	0.00

4. Class B Noteholders Interest:		$36,146.50		$36,146.50	36,146.50

5. Second Priority Principal Distribution:		$-		$-	0.00

6. Class C Noteholders Interest:		$68,942.50		$68,942.50	68,942.50

Available Funds Remaining:					$10,695,406.37

7. Regular Principal Distribution Amount:					10,334,291.92

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2-A Notes				$-
Class A-2-B Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$10,334,291.92
Class A Notes Total:		$10,334,291.92		$10,334,291.92
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal		$10,334,291.92		$10,334,291.92

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					361,114.45

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$2,255,707.16
Beginning Period Amount	$2,255,707.16
Current Period Amortization	$257,077.33
Ending Period Required Amount	$1,998,629.83
Ending Period Amount	$1,998,629.83
Next Distribution Date Required Amount	$1,761,019.93

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Hyundai Auto Receivables Trust 2015-B
Monthly Servicing Report

Collection Period	February 2019
Distribution Date	03/15/19
Transaction Month	47
30/360 Days	30
Actual/360 Days	28

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,997,665.11
Beginning Period Amount	$2,997,665.11
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,997,665.11
Ending Period Amount	$2,997,665.11

VII. OVERCOLLATERALIZATION

Overcollateralization Target	3.40%
Overcollateralization Floor	3.40%

	Beginning	Ending	Target
Overcollateralization Amount	$40,768,245.47	$40,768,245.47	$40,768,245.47
Overcollateralization as a % of Original Adjusted Pool	3.40%	3.40%	3.40%
Overcollateralization as a % of Current Adjusted Pool	34.84%	38.21%	38.21%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.39%	21,852	97.22%	$105,664,871.36
30 - 60 Days	1.24%	276	2.08%	$2,265,176.00
61 - 90 Days	0.30%	67	0.59%	$637,122.17
91-120 Days	0.07%	15	0.11%	$118,796.66
121 + Days	0.00%	0	0.00%	$-
Total		22,210		$108,685,966.19

Delinquent Receivables 30+ Days Past Due
Current Period	1.61%	358	2.78%	$3,021,094.83
1st Preceding Collection Period	1.88%	434	3.16%	$3,771,907.50
2nd Preceding Collection Period	1.89%	454	3.09%	$4,033,337.41
3rd Preceding Collection Period	1.72%	427	2.78%	$3,952,741.33
Four-Month Average	1.78%		2.95%

Repossession in Current Period		12		$81,653.01
Repossession Inventory		53		$57,296.84

Current Charge-Offs
Gross Principal of Charge-Offs				$148,174.42
Recoveries				$(166,752.26)
Net Loss				$(18,577.84)

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				-0.19%

Average Pool Balance for Current Period				$113,981,650.82

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				-0.20%
1st Preceding Collection Period				-0.33%
2nd Preceding Collection Period				0.95%
3rd Preceding Collection Period				0.20%
Four-Month Average				0.16%

Cumulative Charge-Offs	Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs	16	2,833	$40,856,162.79
Recoveries	21	2,624	$(23,392,178.13)
Net Loss			$17,463,984.66
Cumulative Net Loss as a % of Initial Pool Balance			1.41%

Net Loss for Receivables that have experienced a Net Loss *	11	2,168	$17,550,034.19
Average Net Loss for Receivables that have experienced a Net Loss			$8,095.03

Principal Balance of Extensions			$354,647.79
Number of Extensions			40

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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